Other intangible assets (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₨ 8,542		₨ 16,757	₨ 116
Consideration transferred for acquisition of asset		1,516
Payment for the purchase of intellectual property rights		2,820	$ 39	1,269	₨ 1,421
gNuvaring [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		3,180		11,137
Carrying value of the asset		0		3,269
Xeglyze [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		3,291
Xeglyze [Member] | Global Generics and Properietary Products [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		3,291
Saxagliptin/metformin and phentermine and topiramate [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		1,587
Tobramycin Inhalation Solution Ramelteon And Imiquimod Cream Product [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				4,385
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised		₨ 266		₨ 674
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		3.95%	3.95%	2.04%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		4.74%	4.74%	4.60%
Other Intangible Assets [Member] | Global Generics and Properietary Products [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₨ 2,071		₨ 5,620
Other Intangible Assets [Member] | Global Generics and Properietary Products [Member] | Higher Than Expected Price Erosion And Increased Competition [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		484		1,235
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired during the year	[1]	3,557		950
Payment for the purchase of intellectual property rights		₨ 3,291
Intangible assets under development [member] | Abbreviated New Drug Applications [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired during the year				₨ 277

[1]	During the year ended March 31, 2021, the additions include Rs.3,291 representing the expenditure for purchase of intellectual property rights relating to Xeglyze® forming part of the Company’s Proprietary Products segment. During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277. The Company recognized these ANDAs acquired as product related intangibles.